Commitments, Guarantees and Contingent Liabilities (Tables)	6 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2021 and September 30, 2021, the amounts due are as follows:

	Millions of yen
	March 31, 2021	September 30, 2021
Within one year	¥3,806	¥5,166
More than one year	3,982	5,366

Total	¥7,788	¥10,532

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2021 and September 30, 2021:

	March 31, 2021			September 30, 2021
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥469,377	¥4,768	2028	¥467,131	¥4,795	2028
Transferred loans	365,546	5,827	2061	379,892	4,601	2061
Consumer loans	294,250	49,025	2032	284,050	47,098	2032
Real estate loans	17,621	4,119	2048	13,236	4,034	2048
Other	598	104	2035	8,530	147	2035

Total	¥1,147,392	¥63,843	—	¥1,152,839	¥60,675	—

Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions
Collateral—
Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 10 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2021 and September 30, 2021:

	Millions of yen
	March 31, 2021	September 30, 2021
Lease payments, loans and investment in operating leases	¥125,196	¥106,350
Investment in securities	172,503	180,056
Property under facility operations	27,125	113,679
Other assets and other	14,026	16,299

Total	¥338,850	¥416,384